International Operations	12 Months Ended
Dec. 31, 2023
International Operations
International Operations

(13) International Operations

We provide international banking services for our customers through our Subsidiary Banks. Neither we nor our Subsidiary Banks have facilities located outside the United States. International operations are distinguished from domestic operations based upon the domicile of the customer.

Because the resources we employ are common to both international and domestic operations, it is not practical to determine net income generated exclusively from international activities.

A summary of assets attributable to international operations at December 31, 2023 and 2022 are as follows:

	2023	2022

	(Dollars in Thousands)
Loans:
Commercial	$106,241	$103,748
Others	74,454	56,227
	180,695	159,975
Less allowance for probable loan losses	(1,283)	(968)
Net loans	$179,412	$159,007
Accrued interest receivable	$876	$515

At December 31, 2023 and December 31, 2022, we had $147,551,000 and $131,254,000, respectively, in outstanding standby and commercial letters of credit to facilitate trade activities.

Revenues directly attributable to international operations were approximately $8,212,000, $4,821,000, and $4,090,000 for the years ended December 31, 2023, 2022 and 2021, respectively.